SHARE-BASED COMPENSATION - Plan Information On Outstanding and Exercisable Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Awards Outstanding
Number outstanding (in shares)	19,039,719
Average Remaining Contractual Life	8 years 3 months 3 days
Aggregate Intrinsic Value	$ 1,023.9
Awards Exercisable
Average Remaining Contractual Life	7 years 3 months 25 days
Number exercisable (in shares)	7,406,688
Aggregate Intrinsic Value	$ 368.7
Synthetic Options Equity Incentive Plans
Awards Outstanding
Number outstanding (in shares)	2,092,061	1,459,077
Option
Awards Outstanding
Number outstanding (in shares)	2,895,300	2,770,054
Average Remaining Contractual Life	7 years 4 months 24 days
Aggregate Intrinsic Value	$ 49.6
Awards Exercisable
Number exercisable (in shares)	1,911,592
Average Remaining Contractual Life	6 years 10 months 6 days
Aggregate Intrinsic Value	$ 38.7
Option | Synthetic Options Equity Incentive Plans
Awards Outstanding
Number outstanding (in shares)	2,092,061
Average Remaining Contractual Life	9 years 1 month 13 days
Awards Exercisable
Number exercisable (in shares)	459,802
Average Remaining Contractual Life	8 years 6 months 7 days
SARs
Awards Outstanding
Number outstanding (in shares)	75,000	101,100
Average Remaining Contractual Life	1 year 6 months 21 days
Aggregate Intrinsic Value	$ 2.1
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	1 year 6 months 21 days
Aggregate Intrinsic Value	$ 2.1
RSUs
Awards Outstanding
Number outstanding (in shares)	15,637,141	15,889,959
Average Remaining Contractual Life	8 years 5 months 1 day
Aggregate Intrinsic Value	$ 946.0
Awards Exercisable
Number exercisable (in shares)	5,420,096
Average Remaining Contractual Life	7 years 6 months 25 days
Aggregate Intrinsic Value	$ 327.9
RSUs | Self-Driving Group 2021 Equity Incentive Plan
Awards Outstanding
Number outstanding (in shares)	2,249,613
Average Remaining Contractual Life	9 years 1 month 28 days
Awards Exercisable
Number exercisable (in shares)	1,186,884
Average Remaining Contractual Life	9 years 1 month 13 days
PSUs
Awards Outstanding
Number outstanding (in shares)	432,278	218,159
Average Remaining Contractual Life	9 years 25 days
Aggregate Intrinsic Value	$ 26.2
$36.62 | Option
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 36.62
Awards Outstanding
Number outstanding (in shares)	1,068,554
Average Remaining Contractual Life	7 years 7 months 2 days
Aggregate Intrinsic Value	$ 25.5
Awards Exercisable
Number exercisable (in shares)	667,846
Average Remaining Contractual Life	7 years 7 months 2 days
Aggregate Intrinsic Value	$ 15.9
$40.00 | Option
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 40.00
Awards Outstanding
Number outstanding (in shares)	1,176,746
Average Remaining Contractual Life	6 years 1 month 17 days
Aggregate Intrinsic Value	$ 24.1
Awards Exercisable
Number exercisable (in shares)	1,113,746
Average Remaining Contractual Life	6 years 1 month 9 days
Aggregate Intrinsic Value	$ 22.8
$64.79 | Option
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 64.79
Awards Outstanding
Number outstanding (in shares)	650,000
Average Remaining Contractual Life	9 years 4 months 20 days
Awards Exercisable
Number exercisable (in shares)	130,000
Average Remaining Contractual Life	9 years 4 months 20 days
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	75,000
Average Remaining Contractual Life	1 year 6 months 21 days
Aggregate Intrinsic Value	$ 2.1
Awards Exercisable
Number exercisable (in shares)	75,000
Average Remaining Contractual Life	1 year 6 months 21 days
Aggregate Intrinsic Value	$ 2.1